Purchases and other expenses - Other liabilities - Components (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchases and other expenses [abstract]
Provision for litigation	€ 643	€ 572	€ 779	€ 537
Cable network access fees (IRU)	103	152	194
Submarine cable consortium	168	130	157
Security deposit received	147	160	182
Orange Money - units in circulation	613	497	408
Other	774	739	738
Total	€ 2,448	€ 2,250	€ 2,456	€ 2,138